CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Intangible assets, net	$ 2,616,484	$ 3,002,121
Property, plant and equipment, net	80,833	79,612
Right-of-use assets	13,448	8,380
Investments in associates	5,336	9,929
Other financial assets at fair value through profit or loss	3,614	3,309
Other financial assets at amortized cost	2,609	2,494
Deferred tax assets	73,038	147,475
Other receivables	89,962	119,954
Trade receivables	334	1,326
Total non-current assets	2,885,658	3,374,600
Current assets
Inventories	8,015	11,302
Other financial assets at fair value through profit or loss	53,347	17,341
Other financial assets at amortized cost	20,554	66,413
Other receivables	79,550	101,676
Current tax assets	18,415	10,311
Derivative financial instruments		27
Trade receivables	59,081	104,877
Cash and cash equivalents	281,031	195,696
Total current assets	519,993	507,643
Total assets	3,405,651	3,882,243
EQUITY
Share capital	163,223	160,022
Share premium	183,430	180,486
Treasury shares	(6,145)
Free distributable reserve	378,910	385,055
Non-distributable reserve	1,358,028	1,351,883
Currency translation adjustment	(417,272)	(392,101)
Legal reserves	176	176
Other reserves	(1,321,142)	(1,324,887)
Retained earnings	150,202	403,255
Total attributable to owners of the parent	489,410	763,889
Non-controlling interests	315,876	434,725
Total equity	805,286	1,198,614
Non-current liabilities
Borrowings	1,128,407	1,033,221
Deferred tax liabilities	171,289	233,115
Other liabilities	728,746	848,410
Lease liabilities	10,207	5,783
Trade payables	9,162	798
Total Non-current liabilities	2,047,811	2,121,327
Current liabilities
Borrowings	216,410	175,123
Other liabilities	180,813	230,122
Lease liabilities	3,477	3,144
Current tax liabilities	1,002	5,156
Trade payables	150,852	148,757
Total current liabilities	552,554	562,302
Total liabilities	2,600,365	2,683,629
Total equity and liabilities	$ 3,405,651	$ 3,882,243